SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details)	6 Months Ended
Jun. 20, 2016
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (years)	3 years